Annual Operating Expenses {- International Index Portfolio} - 02.28 VIP International Index Portfolio_Initial, Service Class, Service 2 PRO-06 - International Index Portfolio	Apr. 30, 2022
Initial Class
Operating Expenses:
Management fee	0.11%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.17%
Service Class
Operating Expenses:
Management fee	0.11%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.06%
Total annual operating expenses	0.27%
Service Class 2
Operating Expenses:
Management fee	0.11%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual operating expenses	0.42%